Significant Accounting Policies (Details) - Schedule of reconciliation of net loss per ordinary share as adjusted for the portion of income that is attributable to ordinary shares subject to redemption - USD ($)
	2 Months Ended	3 Months Ended																11 Months Ended	12 Months Ended
	Mar. 31, 2019 [1]	Mar. 31, 2021		Dec. 31, 2020	[1]	Sep. 30, 2020	[1]	Jun. 30, 2020	[1]	Mar. 31, 2020		Dec. 31, 2019	[1]	Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019
Schedule of reconciliation of net loss per ordinary share as adjusted for the portion of income that is attributable to ordinary shares subject to redemption [Abstract]
Net income		$ 38,507,524								$ 6,779,032								$ 3,619,908	$ (73,292,930)		$ 3,619,908
Less: Income attributable to ordinary shares		(8,621)								(1,788,302)									(2,122,286)		(2,460,851)
Net income available to ordinary shares		$ 38,498,903								$ 4,990,730									$ (75,415,216)		$ 1,159,057
Weighted average shares outstanding, basic and diluted	6,382,980	8,625,000	[2]	8,625,000		8,625,000		8,625,000		8,625,000	[1],[2]	8,625,000		8,625,000		6,382,980		8,437,500 [3]	8,625,000	[3]	8,437,500
Basic and diluted net income per ordinary share		$ 4.46								$ 0.58								$ 0.14	$ (8.74)		$ 0.14

[1]	Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.
[2]	Excludes an aggregate of up to 34,500,000,shares subject to redemption at March 31, 2021 and 2020, respectively (See Note 8).
[3]	excludes an aggregate of up to 34,500,000 and 34,500,000 shares subject to redemption at December 31, 2020 and 2019, respectively (See Note 7).